Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
Note 13 — Shareholders’ Equity

Ordinary Shares

Iao Kun is authorized to issue 500,000,000 Ordinary Shares, par value $.0001.  The authorized Ordinary Shares was increased from 200,000,000 to 500,000,000 as a result of a shareholder vote on September 24, 2013. The Company issued 12,050,000 and 4,210,000 ordinary shares related to achieving earnings targets in 2010 following the filing of Form 20-F during the second quarter of 2011 and issued 3,103,000 and 520,000 ordinary shares related to AGRL achieving earnings targets in 2011 following the filing of the Annual Report on Form 20-F during the second quarter of 2012. AGRL did not achieve its performance targets for the year ended December 31, 2012, and King’s Gaming did not meet its Gross Profit Target for the year ended December 31, 2012 or 2013, and therefore no shares for achieving those performance targets will be issued.  The holders of the Ordinary Shares have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the Ordinary Shares.

Rights Offering

The Company issued one transferable subscription right for each two ordinary shares then owned to stockholders of record on June 3, 2013. The rights entitled rights holders to subscribe for an aggregate of up to 20,225,582 ordinary shares. The subscription price was $3 per ordinary share to be exercised. As a result of a standby purchase agreement with certain persons, including Lam Man Pou, Vong Hon Kun, Lam Chou In, Zheng An Ting, So Kam Tai, Au Chun Yin, Chan Fok Hoi, Chan Kai Ian, Sin Kam Chan, Leong Wai Meng and Cheung Mee Mo (the “Standby Purchasers”), whereby the Standby Purchasers have agreed to purchase a number of ordinary shares having a value equal to the aggregate subscription price the Company would have received with respect to the shares underlying all rights not exercised by all holders in the rights offering, referred to as the standby purchase, upon the same terms as the other holders, except the subscription price for 34% of such shares with respect to purchases made by Messrs. Lam Man Pou and Vong Hon Kun was $4.50 per share. Messrs. Lam and Vong agreed to purchase approximately 34% of the shares sold pursuant to the standby purchase for an exercise price not less than the closing price of Iao Kun’s Ordinary Shares on May 24, 2013, which was $4.37 per share, at a premium to the exercise price of the rights ($ 3.00 per share). On June 21, 2013, the subscription period for the rights offering expired and on June 28, 2013, the Company instructed its transfer agent to issue a total of 19,527,950 ordinary shares. The Company incurred offering costs of $2,067,809, which have been recorded as a reduction of Additional Paid in Capital.

Weighted average basic and diluted ordinary shares and net income per share for 2012 and 2011 as originally reported and as adjusted for the bonus element were as follows:

For the year ended December 31, 2012

	As Originally Reported	As Adjusted	Effect of Change

Weighted average basic shares outstanding	42,324,462	45,752,743	3,428,281
Weighted average diluted shares outstanding	42,324,628	45,752,922	3,428,294
Net income per weighted average basic share	$1.66	$1.53	$(0.13)
Net income per weighted average diluted share	$1.66	$1.53	$(0.13)

For the year ended December 31, 2011

	As Originally Reported	As Adjusted	Effect of Change

Weighted average basic shares outstanding	37,371,426	40,398,512	3,027,086
Weighted average diluted shares outstanding	38,691,186	41,825,173	3,133,987
Net income per weighted average basic share	$2.07	$1.91	$(0.16)
Net income per weighted average diluted share	$2.00	$1.85	$(0.15)

Directors Compensation

All of the Company’s directors presently receive annual compensation of $30,000 in cash and $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year. The Ordinary Shares will be issued the following year.  The chairman of the audit committee will receive additional annual cash compensation of $10,000 and the other members of the audit committee will each receive additional annual cash compensation of $5,000. The chairman of the compensation and nominating committees each receive additional annual cash compensation of $5,000 and the other members of these committees each receive additional annual cash compensation of $3,000. Each director will also receive cash compensation of $1,000 for each board or committee meeting that he or she attends (whether in person or telephonically) that is at least an hour in duration and $500 for each board or committee meeting he or she attends that is less than an hour in duration.  Total director fees charged to operations during the years ended December 31, 2013, 2012 and 2011 were $497,000, $497,000 and $479,962, respectively.

Warrants

As of December 31, 2013 and 2012, there are no warrants outstanding from Iao Kun’s initial public offering ("IPO"), with the exception of the warrants issuable upon the exercise of the underwriter unit purchase option as below.

			Weighted	Average
	Warrants		Average	Remaining
	Outstanding	Warrants	Exercise	Contractual
	(A)	Exercisable	Price	Life
Outstanding January 1, 2012	1,440,000	1,440,000	$5.64	1.5 years
Granted	-	-	-	-
Redeemed	-	-	-	-
Exercised	-	-	-	-
Outstanding December 31, 2012	1,440,000	1,440,000	$5.64	.612 years
Granted	-	-	-	-
Redeemed	-	-	-	-
Expired	(1,440,000)	(1,440,000)	(5.64)	-
Exercised	-	-	-	-
Outstanding December 31, 2013	-	-	$-	-

(A)	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000, which expired on August 10, 2013.

Share Repurchase Program

During June 2011, the Board of Directors authorized the establishment of a share repurchase program for the Company to purchase up to two million of its ordinary shares on the open market at prices to be determined by the Company’s management. The program expired on June 30, 2012. An aggregate of 26,300 ordinary shares were repurchased for an aggregate purchase price of $124,207 pursuant to the 2011 share repurchase program. The Ordinary Shares have been retired and the purchase price was allocated to par value and additional paid in capital.

The Board of Directors has established a share repurchase program, with an expiration date of June 30, 2013 (the “2012 Repurchase Plan”). The 2012 Repurchase Plan authorizes the Company to purchase up to two million of its Ordinary Shares on the open market at prices to be determined by the Company’s management. During the year ended December 31, 2012, the Company repurchased an aggregate of 1,273,947 Ordinary Shares for an aggregate purchase price of $4,166,483 pursuant to the 2012 Repurchase Plan. During the quarter ended March 31, 2013, the Company purchased the remaining 726,053 Ordinary Shares for an aggregate purchase price of $2,728,912. The Ordinary Shares have been retired and the purchase price was allocated to par value and additional paid in capital. In March 2013, the Board of Directors established a new share repurchase program with an expiration date at any time in the discretion of appropriate company officers (the “2013 Repurchase Plan”). The 2013 Repurchase Plan authorizes the Company to purchase up to four million of its Ordinary Shares on the open market at prices to be determined by the Company’s management. During the year ended December 31, 2013, the Company repurchased an aggregate of 732,900 Ordinary Shares for an aggregate purchase price of $2,295,849 pursuant to the 2013 Repurchase Plan.

Dividend

During June 2011, the Board of Directors authorized a regular cash dividend of $0.10 per outstanding Ordinary Share each year after the release of the Company’s financial results for the six months ending June 30, and, for each year after the release of the Company’s annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company’s non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend. In March 2012, the Board of Directors authorized an increase in the dividend payable after the release of the Company’s 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share. Subsequent to the rights offering, the Board of Directors authorized a proportionate decrease in the dividend payable after the release of the Company’s 6-month financial statements from $0.12 to $0.08 per outstanding ordinary share.

The record date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date.

Payment Date	Amount

September 2, 2011	$3,880,406

April 18, 2012	$7,527,988

August 31, 2012	$5,094,140

April 26, 2013	$4,142,199

September 20, 2013	$4,803,178

Preferred Stock

The Company is authorized to issue 1,150,000 preferred shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. There are no issued and outstanding preferred shares at December 31, 2013 and 2012.

Ordinary Shares Reserved for Future Issuance

At December 31, 2013 and 2012, the Company has reserved 8,288,990 and 6,539,600 shares of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	2013	2012

Officer and Director Shares	88,990	149,600

Underwriter Warrants	-	1,440,000

Contingently Issuable Incentive Shares-King's Gaming	700,000	1,200,000

Contingently Issuable Incentive Shares-Bao Li Gaming	3,750,000	3,750,000

Contingently Issuable Incentive Shares-Oriental VIP Room	3,750,000	-

Total	8,288,990	6,539,600